6. CASH AND CASH EQUIVALENTS (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfShortTermDeopitsAtBanksLineItems [Line Items]
Short-term deposits	$ 1,000,000	$ 25,000,000
Interest	3,733	178,125
Total	$ 10,003,733	$ 25,178,125
BANCO DE CREDITO E INVERSIONES
DisclosureOfShortTermDeopitsAtBanksLineItems [Line Items]
Maturity date	Mar. 27, 2017
Monthly rate	0.28%
Short-term deposits	$ 1,000,000
Interest	3,733
Total	$ 10,003,733
HSBC BANK (CHILE)
DisclosureOfShortTermDeopitsAtBanksLineItems [Line Items]
Maturity date		Mar. 01, 2017
Monthly rate		0.38%
Short-term deposits		$ 25,000,000
Interest		178,125
Total		$ 25,178,125